UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund
(Investor Class: WCMRX)
(Institutional Class: WCMIX)

WCM Focused Emerging Markets Fund
(Investor Class: WFEMX)
(Institutional Class: WCMEX)

WCM Focused Global Growth Fund
(Investor Class: WFGGX)
(Institutional Class: WCMGX)

SEMI-ANNUAL REPORT
October 31, 2013

WCM Focused International Growth Fund
WCM Focused Emerging Markets Fund
WCM Focused Global Growth Fund
Each a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	21
Supplemental Information	28
Expense Examples	32

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Focused International Growth Fund, the WCM Focused Emerging Markets Fund, and WCM Focused Global Growth Fund.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.wcminvestfunds.com

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.3%
	ARGENTINA – 2.5%
81,925	MercadoLibre, Inc.	$11,029,972

	BERMUDA – 3.4%
386,346	Lazard Ltd. - Class A	14,932,273

	BRAZIL – 3.1%
583,935	BRF S.A. - ADR	13,681,597

	CANADA – 8.2%
162,947	Canadian National Railway Co.	17,912,764
129,838	Canadian Pacific Railway Ltd.	18,575,922
		36,488,686
	CHINA – 6.7%
8,291,000	Sun Art Retail Group Ltd.	13,581,284
291,800	Tencent Holdings Ltd.	15,927,997
		29,509,281
	DENMARK – 6.8%
100,513	Novo Nordisk A/S - ADR	16,752,502
340,263	Novozymes A/S	13,329,801
		30,082,303
	FRANCE – 2.2%
52,033	LVMH Moet Hennessy Louis Vuitton S.A.	10,018,030

	IRELAND – 3.6%
247,175	Covidien PLC	15,846,389

	JAPAN – 6.1%
78,043	FANUC Corp.	12,476,721
220,930	Sysmex Corp.	14,536,938
		27,013,659
	MEXICO – 2.2%
3,729,898	Wal-Mart de Mexico S.A.B. de C.V.	9,696,883

	NETHERLANDS – 10.4%
196,189	ASML Holding N.V.	18,567,327
76,789	Core Laboratories N.V.	14,376,437
348,781	Sensata Technologies Holding N.V.*	13,124,629
		46,068,393

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PORTUGAL – 1.7%
416,295	Jeronimo Martins SGPS S.A.	$7,692,838

	SOUTH AFRICA – 2.3%
557,893	Shoprite Holdings Ltd.	10,214,441

	SPAIN – 3.9%
105,689	Inditex S.A.	17,363,705

	SWEDEN – 3.4%
527,375	Svenska Cellulosa A.B. SCA - Class B	14,974,615

	SWITZERLAND – 11.6%
186,268	ACE Ltd.	17,777,418
226,295	Nestle S.A.	16,334,938
7,307	SGS S.A.	17,119,993
		51,232,349
	TAIWAN – 4.9%
1,174,364	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	21,620,041

	UNITED KINGDOM – 5.3%
231,481	ARM Holdings PLC - ADR	10,923,589
137,761	ASOS PLC*	12,523,727
		23,447,316
	UNITED STATES – 7.0%
369,941	Coca-Cola Enterprises, Inc.	15,437,638
112,373	Perrigo Co.	15,495,113
		30,932,751
	TOTAL COMMON STOCKS (Cost $350,218,887)	421,845,522

	SHORT-TERM INVESTMENTS – 4.9%
21,748,774	Fidelity Institutional Money Market Fund, 0.04%1	21,748,774

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,748,774)	21,748,774

	TOTAL INVESTMENTS – 100.2% (Cost $371,967,661)	443,594,296
	Liabilities in Excess of Other Assets – (0.2)%	(883,756)

	TOTAL NET ASSETS – 100.0%	$442,710,540

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

ADR – American Depository Receipt
PLC – Public Limited Company

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
SUMMARY OF INVESTMENTS
As of October 31, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Consumer Products	13.7%
Semiconductors	11.5%
Retail Staples	9.3%
Retail Discretionary	9.2%
Transportation & Logistics	8.2%
Biotechnology & Pharmaceuticals	7.3%
Medical Equipment/Devices	6.9%
Machinery	5.8%
Insurance	4.0%
Consumer Discretionary Services	3.9%
Media Content	3.6%
Institutional Financial Services	3.4%
Oil, Gas & Coal	3.2%
Chemicals	3.0%
Apparel & Textile Products	2.3%
Total Common Stocks	95.3%
Short-Term Investments	4.9%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.9%
	ARGENTINA – 7.8%
1,005	Arcos Dorados Holdings, Inc. - Class A	$12,100
215	MercadoLibre, Inc.	28,947
		41,047
	BRAZIL – 8.4%
645	BRF S.A. - ADR	15,112
480	Embraer S.A. - ADR	14,107
885	Totvs S.A.	15,004
		44,223
	CHILE – 5.7%
549	Embotelladora Andina S.A. - ADR	18,776
413	Sociedad Quimica y Minera de Chile S.A. - ADR	11,403
		30,179
	CHINA – 22.0%
24,000	Anton Oilfield Services Group	15,168
19,620	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	18,423
18,100	Sun Art Retail Group Ltd.	29,649
540	Tencent Holdings Ltd.	29,476
2,875	Tsingtao Brewery Co., Ltd. - Class H	23,548
		116,264
	INDIA – 3.6%
476	Dr Reddy's Laboratories Ltd. - ADR	18,873

	INDONESIA – 8.3%
22,145	Bank Rakyat Indonesia Persero Tbk P.T.	15,519
92,000	Kalbe Farma Tbk P.T.	10,610
35,500	Tower Bersama Infrastructure Tbk P.T.*	17,951
		44,080
	MACAU – 4.7%
6,500	Wynn Macau Ltd.	24,942

	MEXICO – 7.7%
805	Grupo Televisa S.A.B. - ADR	24,504
6,200	Wal-Mart de Mexico S.A.B. de C.V.	16,119
		40,623
	NETHERLANDS – 4.6%
658	Yandex N.V. - Class A*	24,254

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PHILIPPINES – 3.3%
16,500	Puregold Price Club, Inc.	$17,222

	SOUTH AFRICA – 3.8%
1,090	Shoprite Holdings Ltd.	19,957

	TAIWAN – 5.2%
1,480	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	27,247

	TURKEY – 2.3%
433	Coca-Cola Icecek AS	12,417

	UNITED STATES – 9.5%
258	PriceSmart, Inc.	29,358
305	Yum! Brands, Inc.	20,624
		49,982
	TOTAL COMMON STOCKS (Cost $494,721)	511,310

	SHORT-TERM INVESTMENTS – 12.7%
67,021	Fidelity Institutional Money Market Fund, 0.04%1	67,021

	TOTAL SHORT-TERM INVESTMENTS (Cost $67,021)	67,021

	TOTAL INVESTMENTS – 109.6% (Cost $561,742)	578,331
	Liabilities in Excess of Other Assets – (9.6)%	(50,466)

	TOTAL NET ASSETS – 100.0%	$527,865

ADR – American Depository Receipt

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund
SUMMARY OF INVESTMENTS
As of October 31, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Retail Staples	21.3%
Media Content	14.8%
Consumer Products	13.2%
Travel, Lodging & Dining	10.9%
Biotechnology & Pharmaceuticals	5.6%
Retail Discretionary	5.5%
Semiconductors	5.2%
Medical Equipment/Devices	3.5%
Engineering & Construction Services	3.4%
Banking	2.9%
Oil, Gas & Coal	2.9%
Software	2.8%
Aerospace & Defense	2.7%
Chemicals	2.2%
Total Common Stocks	96.9%
Short-Term Investments	12.7%
Total Investments	109.6%
Liabilities in Excess of Other Assets	(9.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 108.6%
	ARGENTINA – 3.0%
38	MercadoLibre, Inc.	$5,116

	CANADA – 3.3%
52	Canadian National Railway Co.	5,716

	CHINA – 10.6%
4,000	Sun Art Retail Group Ltd.	6,552
100	Tencent Holdings Ltd.	5,459
760	Tsingtao Brewery Co., Ltd. - Class H	6,225
		18,236
	DENMARK – 3.2%
33	Novo Nordisk A/S - ADR	5,500

	MEXICO – 2.5%
1,645	Wal-Mart de Mexico S.A.B. de C.V.	4,277

	NETHERLANDS – 6.5%
32	Core Laboratories N.V.	5,991
138	Sensata Technologies Holding N.V.*	5,193
		11,184
	SWITZERLAND – 13.2%
74	ACE Ltd.	7,062
86	Nestle S.A.	6,208
4	SGS S.A.	9,372
		22,642
	TAIWAN – 4.5%
417	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	7,677

	UNITED KINGDOM – 9.6%
116	ARM Holdings PLC - ADR	5,474
60	ASOS PLC*	5,455
120	Rotork PLC	5,508
		16,437
	UNITED STATES – 52.2%
50	3M Co.	6,293
38	Amazon.com, Inc.*	13,833
40	Celgene Corp.*	5,940
67	CME Group, Inc.	4,972
122	eBay, Inc.*	6,431
11	Google, Inc. - Class A*	11,336

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
59	Monsanto Co.	$6,188
103	NIKE, Inc. - Class B	7,803
52	Perrigo Co.	7,170
50	Philip Morris International, Inc.	4,456
40	PriceSmart, Inc.	4,552
243	TD Ameritrade Holding Corp.	6,624
60	Yum! Brands, Inc.	4,057
		89,655
	TOTAL COMMON STOCKS (Cost $166,677)	186,440

	SHORT-TERM INVESTMENTS – 7.2%
12,330	Fidelity Institutional Money Market Fund, 0.04%1	12,330

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,330)	12,330

	TOTAL INVESTMENTS – 115.8% (Cost $179,007)	198,770
	Liabilities in Excess of Other Assets – (15.8)%	(27,075)

	TOTAL NET ASSETS – 100.0%	$171,695

ADR – American Depository Receipt
PLC – Public Limited Company

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund
SUMMARY OF INVESTMENTS
As of October 31, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Retail Discretionary	18.0%
Biotechnology & Pharmaceuticals	10.8%
Consumer Products	9.8%
Media Content	9.8%
Retail Staples	8.9%
Semiconductors	7.7%
Machinery	6.2%
Consumer Discretionary Services	5.5%
Apparel & Textile Products	4.5%
Insurance	4.1%
Asset Management	3.9%
Containers & Packaging	3.7%
Chemicals	3.6%
Oil, Gas & Coal	3.5%
Transportation & Logistics	3.3%
Institutional Financial Services	2.9%
Travel, Lodging & Dining	2.4%
Total Common Stocks	108.6%
Short-Term Investments	7.2%
Total Investments	115.8%
Liabilities in Excess of Other Assets	(15.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2013 (Unaudited)

	WCM Focused	WCM Focused	WCM Focused
	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Assets:
Investments, at cost	$371,967,661	$561,742	$179,007
Investments, at value	$443,594,296	$578,331	$198,770
Receivables:
Investment securities sold	2,763,968	-	-
Fund shares sold	825,481	-	-
Dividends and interest	635,273	103	37
Offering costs	-	9,597	9,530
Prepaid expenses	23,874	22,204	22,203
Total assets	447,842,892	610,235	230,540

Liabilities:
Payables:
Investment securities purchased	4,529,657	26,091	1,804
Fund shares redeemed	161,080	-	-
Advisory fees	314,270	-	-
Shareholder Servicing fees (Note 7)	36,335	122	64
Distribution fees - Investor Class (Note 8)	4,460	18	28
Administration fees	45,658	6,570	6,570
Fund accounting fees	11,200	8,288	8,459
Transfer agent fees and expenses	6,771	11,627	11,627
Auditing fees	6,679	5,480	6,536
Trustees' fees and expenses	1,639	497	497
Chief Compliance Officer fees	997	614	614
Offering costs - Advisor	-	16,649	16,056
Offering costs - Related parties	-	3,634	3,678
Custody fees	-	2,238	2,385
Accrued other expenses	13,606	542	527
Total liabilities	5,132,352	82,370	58,845

Net Assets	$442,710,540	$527,865	$171,695

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited
number of shares authorized)	$365,463,832	$511,674	$148,904
Accumulated net investment income (loss)	1,575,265	(590)	(292)
Accumulated net realized gain on investments and
foreign currency transactions	4,035,656	159	3,320
Net unrealized appreciation/depreciation on:
Investments	71,626,635	16,589	19,763
Foreign currency translations	9,152	33	-
Net Assets	$442,710,540	$527,865	$171,695

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$21,795,331	$117,858	$114,534
Shares of beneficial interest issued and outstanding	1,886,546	11,103	10,029
Net asset value, offering and redemption price per share	$11.55	$10.61	$11.42

Institutional Class:
Net assets applicable to shares outstanding	$420,915,209	$410,007	$57,161
Shares of beneficial interest issued and outstanding	36,266,143	38,588	5,000
Net asset value, offering and redemption price per share	$11.61	$10.63	$11.43

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2013 (Unaudited)

	WCM Focused	WCM Focused	WCM Focused
	International Growth Fund	Emerging Markets Fund 1	Global Growth Fund 1
Investment Income:
Dividends (net of foreign withholding taxes of $285,056, $65 and $34, respectively)	$2,511,426	$658	$596
Interest	6,214	7	4
Total investment income	2,517,640	665	600

Expenses:
Advisory fees	1,685,673	856	533
Administration fees	157,305	13,699	13,699
Shareholder Servicing fees (Note 7)	98,940	127	93
Fund accounting fees	39,823	11,884	11,884
Registration fees	32,169	11,594	11,594
Custody fees	26,408	3,549	3,549
Transfer agent fees and expenses	26,408	14,429	14,429
Distribution fees - Investor Class (Note 8)	21,325	53	110
Legal fees	11,417	3,425	3,425
Shareholder reporting fees	9,401	1,198	1,198
Miscellaneous	8,102	762	754
Auditing fees	7,562	5,480	6,536
Chief Compliance Officer fees	4,537	1,484	1,484
Trustees' fees and expenses	3,941	1,510	1,510
Insurance fees	857	56	56
Offering costs	-	4,997	4,964

Total expenses	2,133,868	75,103	75,818
Advisory fee waived	-	(856)	(533)
Other expenses absorbed	-	(72,992)	(74,393)
Net expenses	2,133,868	1,255	892
Net investment income (loss)	383,772	(590)	(292)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	1,070,578	123	3,372
Foreign currency transactions	(128,279)	36	(52)
Net realized gain	942,299	159	3,320
Net change in unrealized appreciation/depreciation on:
Investments	28,608,740	16,589	19,763
Foreign currency translations	11,911	33	-
Net change in unrealized appreciation/depreciation	28,620,651	16,622	19,763
Net realized and unrealized gain on investments and foreign currency	29,562,950	16,781	23,083

Net Increase in Net Assets from Operations	$29,946,722	$16,191	$22,791

1	The Fund commenced operations on June 28, 2013.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM Focused
	International Growth Fund
	For the Six Months Ended October 31, 2013 (Unaudited)	For the Year Ended April 30, 2013

Increase in Net Assets from:
Operations:
Net investment income	$383,772	$1,411,265
Net realized gain on investments and foreign currency transactions	942,299	3,115,346
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	28,620,651	36,361,685
Net increase in net assets resulting from operations	29,946,722	40,888,296

Distributions to Shareholders:
From net investment income:
Investor class	-	(17,846)
Institutional class	-	(728,115)
From net realized gain:
Investor class	-	(19,237)
Institutional class	-	(650,467)
Total distributions	-	(1,415,665)

Capital Transactions:
Net proceeds from shares sold:
Investor class	8,501,497	11,714,393
Institutional class	137,052,264	139,518,959
Reinvestment of distributions:
Investor class	-	37,083
Institutional class	-	1,281,865
Cost of shares redeemed:
Investor class1	(932,469)	(568,397)
Institutional class2	(49,248,046)	(18,921,249)
Net increase in net assets from capital transactions	95,373,246	133,062,654

Total increase in net assets	125,319,968	172,535,285

Net Assets:
Beginning of period	317,390,572	144,855,287
End of period	$442,710,540	$317,390,572

Accumulated net investment income	$1,575,265	$1,191,492

Capital Share Transactions:
Shares sold:
Investor class	784,039	1,191,895
Institutional class	12,684,234	14,581,832
Shares reinvested:
Investor class	-	3,827
Institutional class	-	131,880
Shares redeemed:
Investor class	(84,681)	(56,172)
Institutional class	(4,407,013)	(1,950,059)
Net increase in capital share transactions	8,976,579	13,903,203

1 Net of redemption fees of $24 and $0, respectively
2 Net of redemption fees of $1,050 and $1,318, respectively

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund

	For the Period June 28, 2013* through October 31, 2013 (Unaudited)	For the Period June 28, 2013* through October 31, 2013(Unaudited)

Increase in Net Assets from:
Operations:
Net investment loss	$(590)	$(292)
Net realized gain on investments and foreign currency transactions	159	3,320
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	16,622	19,763
Net increase in net assets resulting from operations	16,191	22,791

Capital Transactions:
Net proceeds from shares sold:
Investor class	113,472	185,477
Institutional class	398,202	50,000
Cost of shares redeemed:
Investor class	-	(86,573)
Net increase in net assets from capital transactions	511,674	148,904

Total increase in net assets	527,865	171,695

Net Assets:
Beginning of period	-	-
End of period	$527,865	$171,695

Accumulated net investment loss	$(590)	$(292)

Capital Share Transactions:
Shares sold:
Investor class	11,103	17,914
Institutional class	38,588	5,000
Shares redeemed:
Investor class	-	(7,885)
Net increase in capital share transactions	49,691	15,029

*	Commencement of operations.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.
	WCM Focused International Growth Fund
	Investor Class
	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013		For the Period August 31, 2011* through April 30, 2012

Net asset value, beginning of period	$10.84		$9.47		$9.29
Income from Investment Operations:
Net investment income1	-	2	0.04		0.09
Net realized and unrealized gain on investments
and foreign currency	0.71		1.39		0.09
Total from investment operations	0.71		1.43		0.18

Less Distributions:
From net investment income	-		(0.03)		-
From net realized gain	-		(0.03)		-
Total distributions	-		(0.06)		-

Redemption fee proceeds	-	2	-	2	-	2

Net asset value, end of period	$11.55		$10.84		$9.47

Total return3	6.55%	4	15.12%		1.94%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,795		$12,873		$451

Ratio of expenses to average net assets:
Before fees waived/recovered	1.32%	5	1.40%		1.75%	5
After fees waived/recovered	1.32%	5	1.45%		1.50%	5
Ratio of net investment income to average net assets:
Before fees waived/recovered	(0.05)%	5	0.44%		1.24%	5
After fees waived/recovered	(0.05)%	5	0.39%		1.49%	5
Portfolio turnover rate	30%	4	30%		27%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.
	WCM Focused International Growth Fund
	Institutional Class
	For the Six Months Ended October 31, 2013 (Unaudited)		For the Year Ended April 30, 2013		For the Period May 31, 2011* through April 30, 2012

Net asset value, beginning of period	$10.88		$9.48		$10.00
Income from Investment Operations:
Net investment income1	0.01		0.06		0.08
Net realized and unrealized gain on investments
and foreign currency	0.72		1.40		(0.60)
Total from investment operations	0.73		1.46		(0.52)

Less Distributions:
From net investment income	-		(0.03)		-
From net realized gain	-		(0.03)		-
Total distributions	-		(0.06)		-

Redemption fee proceeds	-	2	-	2	-	2

Net asset value, end of period	$11.61		$10.88		$9.48

Total return3	6.71%	4	15.48%		(5.20)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$420,915		$304,517		$144,404

Ratio of expenses to average net assets:
Before fees waived/recovered	1.07%	5	1.15%		1.44%	5
After fees waived/recovered	1.07%	5	1.20%		1.25%	5
Ratio of net investment income to average net assets:
Before fees waived/recovered	0.20%	5	0.69%		0.73%	5
After fees waived/recovered	0.20%	5	0.64%		0.92%	4
Portfolio turnover rate	30%	4	30%		27%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.
	WCM Focused Emerging Markets Fund - Investor Class

	For the Period June 28, 2013* through October 31, 2013 (Unaudited)

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.03)
Net realized and unrealized gain on investments
and foreign currency	0.64
Total from investment operations	0.61

Net asset value, end of period	$10.61

Total return2	6.10%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$118

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	87.73%	4
After fees waived and expenses absorbed	1.65%	4
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(86.95)%	4
After fees waived and expenses absorbed	(0.87)%	4
Portfolio turnover rate	19%	3

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.
	WCM Focused Emerging Markets Fund - Institutional Class

	For the Period June 28, 2013* through October 31, 2013 (Unaudited)

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.02)
Net realized and unrealized gain on investments
and foreign currency	0.65
Total from investment operations	0.63

Net asset value, end of period	$10.63

Total return2	6.30%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$410

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	87.48%	4
After fees waived and expenses absorbed	1.40%	4
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(86.70)%	4
After fees waived and expenses absorbed	(0.62)%	4
Portfolio turnover rate	19%	3

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.
	WCM Focused Global Growth Fund - Investor Class

	For the Period June 28, 2013* through October 31, 2013 (Unaudited)

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.02)
Net realized and unrealized gain on investments
and foreign currency	1.44
Total from investment operations	1.42

Net asset value, end of period	$11.42

Total return2	14.20%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$115

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	121.23%	4
After fees waived and expenses absorbed	1.50%	4
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(120.27)%	4
After fees waived and expenses absorbed	(0.54)%	4
Portfolio turnover rate	66%	3

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.
	WCM Focused Global Growth Fund - Institutional Class

	For the Period June 28, 2013* through October 31, 2013 (Unaudited)

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.01)
Net realized and unrealized gain on investments
and foreign currency	1.44
Total from investment operations	1.43

Net asset value, end of period	$11.43

Total return2	14.30%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$57

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	120.98%	4
After fees waived and expenses absorbed	1.25%	4
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(120.02)%	4
After fees waived and expenses absorbed	(0.29)%	4
Portfolio turnover rate	66%	3

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

WCM Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2013 (Unaudited)

Note 1 – Organization
WCM Focused International Growth Fund (the ‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), and WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares. The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Global Growth Fund commenced investment operations on June 28, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2013 (Unaudited)

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Emerging Markets and Global Growth Funds incurred offering costs of approximately $11,461 and $11,452, respectively, which are being amortized over a one-year period from June 28, 2013 (commencement of operations).

(c) Foreign Currency Translation
The Funds records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Funds intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2013 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the periods ended October 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreement, the International Growth, Emerging Markets and Global Growth Funds pays a monthly investment advisory fee to the Advisor at the annual rate of 0.85%, 1.00% and 0.85%, respectively, of the Funds’ average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of average daily net assets of the International Growth Fund’s and Global Growth Fund’s Investor Class and Institutional Class shares, respectively until August 31, 2014. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.65% and 1.40% of average daily net assets of the Emerging Markets Fund’s Investor Class and Institutional Class shares, respectively until August 31, 2014.

For the periods ended October 31, 2013, the Advisor waived its advisory fees and absorbed other expenses totaling $73,848 and $74,926 for the Emerging Markets and Global Growth funds, respectively. The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period three fiscal years following the fiscal year in which such reimbursements occurred. At October 31, 2013, the amount of these potentially recoverable expenses was $73,848 and $74,926 for the Emerging Markets and Global Growth Funds, respectively. The Advisor may recapture all or a portion of these amounts no later than April 30, of the years stated below:

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2013 (Unaudited)

	Emerging Markets	Global Growth
2017	$73,848	$74,926

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds does not compensate trustees and officers affiliated with the Funds’ co-administrators. For the period ended October 31, 2013, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the periods ended October 31, 2013, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2013, gross unrealized appreciation and (depreciation) of investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Growth	Emerging Markets	Global Growth
Cost of Investments	$372,015,180	$561,742	$179,007

Gross Unrealized Appreciation	$74,661,761	$30,509	$20,195
Gross Unrealized Depreciation	(3,082,645)	(13,920)	(432)
Net Unrealized Appreciation on Investments	$71,579,116	$16,589	$19,763

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2013, the components of accumulated earnings on a tax basis for the International Growth Fund were as follows:

Undistributed ordinary income	$1,191,491
Undistributed long-term capital gains	3,139,428
Accumulated earnings	4,330,919

Accumulated capital and other losses	―
Unrealized appreciation (depreciation) on investments and foreign currency translations	42,969,067
Total accumulated earnings (deficit)	$47,299,986

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2013 (Unaudited)

The tax character of the distributions paid during the fiscal year ended April 30, 2013, for the International Growth Fund, were as follows:

Distributions paid from:	2013
Ordinary Income	$1,415,665
Net long-term capital gains	-
Total distributions paid	$1,415,665

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the periods ended October 31, 2013, the International Growth, Emerging Markets and Global Growth Funds received $1,074, $0 and $0, respectively, in redemption fees.

Note 6 – Investment Transactions
For the periods ended October 31, 2013 the International Growth, Emerging Markets and Global Growth Funds, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth	$202,067,538	$110,400,225
Emerging Markets	539,940	45,342
Global Growth	267,664	104,359

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the periods ended October 31, 2013 for the International Growth, Emerging Markets and Global Growth Funds, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution fees for the sale and distribution of its shares. With respect to the Investor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to IMST Distributors, LLC effective January 1, 2013. Prior to January 1, 2013, distribution fees were payable to the Advisor as the distribution coordinator. The Institutional Class does not pay any distribution fees.

For the periods ended October 31, 2013 for the International Growth, Emerging Markets and Global Growth Funds, distribution fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2013 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2013, in valuing the Funds’ assets carried at fair value:

International Growth	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$421,845,522	$-	$-	$421,845,522
Short-Term Investments	21,748,774	-	-	21,748,774
Total Investments	$443,594,296	$-	$-	$443,594,296

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2013 (Unaudited)

Emerging Markets	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$511,310	$-	$-	$511,310
Short-Term Investments	67,021	-	-	67,021
Total Investments	$578,331	$-	$-	$578,331

Global Growth	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$186,440	$-	$-	$186,440
Short-Term Investments	12,330	-	-	12,330
Total Investments	$198,770	$-	$-	$198,770

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

WCM Focused Growth International Fund, WCM Focused Emerging Markets Fund and WCM Focused Global Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements
At an in-person meeting held on June 19-20, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “New Advisory Agreement”) between the Trust and WCM Investment Management (the “Investment Advisor”) with respect to the WCM Focused Emerging Markets Fund (the “Emerging Markets Fund”) and WCM Focused Global Growth Fund (the “Global Growth Fund” and together with the Emerging Markets Fund, the “New Funds”) series of the Trust for an initial two-year term.  In addition, at in-person meetings held on August 22-23, 2013, and September 17-18, 2013, the Board, including the Independent Trustees, reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Advisor with respect to the WCM Focused Growth International Fund (the “International Fund”) series of the Trust for an additional one-year term.  In approving the New Advisory Agreement and renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval and renewal is in the best interests of each applicable Fund and its shareholders.

WCM Focused Emerging Markets Fund and WCM Focused Global Growth Fund

Background
In advance of the June meeting, the Board received information about the proposed Emerging Markets Fund, the proposed Global Growth Fund and the New Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc. (“UMB”), the Trust’s co-administrators, certain portions of which are discussed below.  The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the New Funds; composite separate account performance information of the Investment Advisor’s emerging market strategy and quality global growth strategy; reports regarding the proposed investment advisory fees and total expenses of each New Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (each an “Expense Peer Group”) from its relevant fund category (each an “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its brokerage and trading procedures. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. The Trustees noted their familiarity with the Investment Advisor, as it also serves as the investment advisor to the International Fund and that they had previously reviewed and approved the compliance policies and procedures of the Investment Advisor.  The Trustees also considered a presentation by representatives of the Investment Advisor at the Board’s March 2013 meeting with respect to the New Funds and information about the Investment Advisor’s investment philosophy and process, among other things. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

WCM Focused Growth International Fund, WCM Focused Emerging Markets Fund and WCM Focused Global Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Nature, Extent and Quality of Services
In reviewing the proposed New Advisory Agreement, the Board considered, among other things, the nature, extent and quality of the services expected to be provided by the Investment Advisor with respect to each New Fund, as well as the Trustees’ familiarity with the Investment Advisor and its personnel who would be providing services to the Fund. The Board considered the Investment Advisor’s specific responsibilities in the day-to-day management and oversight of each Fund.

The Board also considered the composite separate account performance information of the Investment Advisor’s emerging market strategy and quality global growth strategy.  The Board noted that the gross returns of the emerging market strategy composite exceeded the MSCI Emerging Markets Index returns by 1,257 basis points in 2011 but were below the returns of the Index by 610 basis points in 2012; and the gross returns of the quality global growth composite had significantly exceeded the returns of the MSCI World Index from 2009 to 2011, although the composite returns were below the returns of the Index by 317 basis points in 2012.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage each New Fund and that the Investment Advisor would provide each New Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses expected to be paid by the Emerging Markets Fund, the Board noted the meeting materials indicated that that although the advisory fee proposed to be paid by the Fund (gross of fee waivers by the Investment Advisor) was higher than the advisory fee paid by the International Fund, it was the same as the median advisory fees of the funds in its Expense Peer Group and in the Diversified Emerging Markets Expense Universe. The Board also noted that the advisory fee for the separate accounts included in the Investment Advisor’s emerging market strategy composite was the same as the advisory fees proposed to be paid by the Fund.  The Board also considered that the estimated total annual expenses for the Fund (net of fee waivers) were the same as the median expenses of the funds in its Expense Peer Group but higher than the median expenses of funds in its Expense Universe (by eight basis points).  The Board noted, however, that the Fund’s estimated asset size in its first year of operations was significantly lower than the average asset size of funds in the Expense Universe.

With respect to the advisory fees and total expenses expected to be paid by the Global Growth Fund, the Board noted the meeting materials indicated that the advisory fee proposed to be paid by the Fund (gross of fee waivers by the Investment Advisor) was the same as the advisory fee paid by the International Fund and the median advisory fees of funds in the Expense Peer Group, but was slightly higher (by five basis points) than the median advisory fees of the funds in the World Stock Expense Universe. The Board also noted that the Fund’s proposed advisory fee was the same as the Investment Advisor’s advisory fee for separate accounts managed using the same strategy it would use to manage the Fund.  The Board also considered that the estimated total annual expenses for the Fund (net of fee waivers) were higher than the median expenses of the funds in its Expense Peer Group and Expense Universe (by 15 basis points in each case).  The Board noted, however, that the Fund’s estimated asset size in its first year of operations was lower than the average asset size of funds in the Expense Universe.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the New Advisory Agreement was fair and reasonable in light of the services proposed to be provided by the Investment Advisor to each New Fund.

WCM Focused Growth International Fund, WCM Focused Emerging Markets Fund and WCM Focused Global Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s estimated costs and profits with respect to each New Fund, noting that the Investment Advisor anticipated waiving a portion of its advisory fees during the first year of the New Fund’s operations, and determined that the estimated profitability in each case was reasonable. The Board also considered the potential benefits to be received by the Investment Advisor as a result of its relationship with each New Fund would include not only the advisory fees paid to the Investment Advisor, but also the benefits of any deeper relationship with broker-dealers executing transactions on behalf of the New Fund and any favorable publicity arising in connection with the New Fund’s performance.  The Board noted that during each New Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the New Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the New Advisory Agreement is in the best interests of each New Fund and its shareholders and, accordingly, approved the New Advisory Agreement.

WCM Focused Growth International Fund

Background
In advance of the August and September meetings, the Board received information about the International Fund and the Advisory Agreement from the Investment Advisor, MFAC and UMB, certain portions of which are discussed below.  The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the International Fund; reports comparing performance of the International Fund with returns of the MSCI EAFE Index and a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from its Foreign Large Growth fund category (the “Performance Universe”); reports regarding the investment advisory fees and total expenses of the Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Foreign Large Growth fund category (the “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its compliance manual and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the International Fund.  The Board noted that the materials they reviewed indicated that the annualized total return of the Fund for the one-year period ended June 30, 2013, exceeded the Foreign Large Growth Performance Universe and Performance Peer Group median returns but was lower than the return of the MSCI EAFE Index by 59 basis points.

WCM Focused Growth International Fund, WCM Focused Emerging Markets Fund and WCM Focused Global Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Board also considered the overall quality of services provided by the Investment Advisor to the International Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in the day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund are satisfactory.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the International Fund.  With respect to the advisory fees paid by the Fund, the Board observed that the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) were the same as the Expense Peer Group and the Foreign Large Growth Expense Universe medians.  The Board also noted that the investment advisory fees paid by the Fund were lower than the standard fees charged by the Investment Advisor to its other client accounts managed using the same investment strategy. In considering the total expenses paid by the Fund, the Board observed that the total expenses (net of fee waivers) were higher than the median expenses for the Expense Peer Group (by two basis points) and higher than the median expenses for the Expense Universe (by ten basis points). The Board noted, however, that the Fund’s average net assets were significantly smaller than the average asset size of funds in the Expense Universe. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the International Fund for the year ended June 30, 2013, and the Board determined that the level of profitability was reasonable. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including its receipt of advisory fees, research made available to it by broker-dealers that provide execution services to the Fund, and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the International Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

WCM Funds
EXPENSE EXAMPLE
For the Six Months Ended October 31, 2013 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Focused International Growth are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 5/1/13 to 10/31/13.

The Actual Performance examples for Emerging Markets and Focused Global Growth are based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from 6/28/13 (commencement of operations) to 10/31/13.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from 5/1/13 to 10/31/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Focused International Growth		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/13	10/31/13	5/1/13 – 10/31/13
Investor Class	Actual Performance	$ 1,000.00	$ 1,065.50	$ 6.85
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.57	6.69
Institutional Class	Actual Performance	1,000.00	1,067.10	5.55
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.83	5.42

WCM Funds
EXPENSE EXAMPLE - Continued
For the Six Months Ended October 31, 2013 (Unaudited)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.32% and 1.07% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  Assumes all dividends and distributions were reinvested.

Focused Emerging Markets	Beginning Account Value	Ending Account Value	Expense Paid During Period
Actual Performance**	6/28/13*	10/31/13	6/28/13* – 10/31/13
Investor Class	$ 1,000.00	$ 1,061.00	$ 5.86
Institutional Class	1,000.00	1,063.00	4.99
Hypothetical (5% annual return before expenses)^	5/1/13	10/31/13	5/1/13 – 10/31/13
Investor Class	$ 1,000.00	1,016.90	$ 8.38
Institutional Class	1,000.00	1,018.15	7.12

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 1.65% and 1.40% for Investor Class and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 126/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 1.65% and 1.40% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Focused Global Growth	Beginning Account Value	Ending Account Value	Expense Paid During Period
Actual Performance**	6/28/13*	10/31/13	6/28/13* – 10/31/13
Investor Class	$ 1,000.00	$ 1,142.00	$ 5.54
Institutional Class	1,000.00	1,143.00	4.62
Hypothetical (5% annual return before expenses)^	5/1/13	10/31/13	5/1/13 – 10/31/13
Investor Class	$ 1,000.00	1,017.65	$ 7.62
Institutional Class	1,000.00	1,018.91	6.36

*	Commencement of Operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 126/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

This page is intentionally left blank

WCM Focused International Growth Fund
WCM Focused Emerging Markets Fund
WCM Focused Global Growth Fund
 Each a series of the Investment Managers Series Trust

Investment Advisor
WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund – Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund – Institutional Class	WCMIX	461418 444
WCM Focused Emerging Markets Fund - Investor Class	WFEMX	46141P 842
WCM Focused Emerging Markets Fund - Institutional Class	WCMEX	46141P 834
WCM Focused Global Growth Fund - Investor Class	WFGGX	46141P 826
WCM Focused Global Growth Fund - Institutional Class	WCMGX	46141P 818

Privacy Principles of the WCM Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (888) 988-9801, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (888) 988-9801, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds (toll-free) at (888) 988-9801.  The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

WCM Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 988-9801

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 9, 2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	January 9, 2014